Estimated fair value (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 116,057,000	$ 104,145,000
Restricted cash	1,744,000	741,000
Liabilities:
Floating rate debt	1,580,530,000	1,492,099,000
Fixed rate debt	208,108,000	99,865,000
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	116,057,000	104,145,000
Restricted cash	1,744,000	741,000
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	1,580,530,000	1,492,099,000
Fixed rate debt	11,237,000	10,312,000
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	$ 196,871,000	$ 89,553,000